Supplemental Cash Flow Information Supplemental Cash Flow Information - Schedule of Supplemental Cash Flow Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Supplemental Cash Flow Elements [Abstract]
Cash interest paid	$ 18.8	$ 23.4	$ 31.0
Cash corporate income tax paid	$ 0.0	$ 0.0	$ 0.0